RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 19   -       RELATED PARTIES

Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below:

A.          Transactions with Related Parties:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Sales of goods to the Parent Company	-	-	93	-

Participation in expenses with Parent Company	-	-	95	-

Salary management fees, and bonus to related parties	7,177	4,352	2,281	2,077

Salary and bonus to key management personnel	2,540	2,643	2,734	735

Car expenses	511	433	498	148

B.          Balances with Related Parties:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Due to officers	(410)	(267)	(119)